Stock Based Compensation (Earnings Before Taxes Interest Depreciation And Amortization) (Detail)	12 Months Ended
Dec. 31, 2012
EBIDTA $50,000,000
Option to purchase shares Common Stocks	5,000
EBIDTA $60,000,000
Option to purchase shares Common Stocks	7,500
EBIDTA $80,000,000
Option to purchase shares Common Stocks	7,500
EBIDTA $100,000,000
Option to purchase shares Common Stocks	10,000
EBIDTA $125,000,000
Option to purchase shares Common Stocks	10,000
EBIDTA $150,000,000
Option to purchase shares Common Stocks	10,000
EBIDTA $175,000,000
Option to purchase shares Common Stocks	15,000
EBIDTA $200,000,000
Option to purchase shares Common Stocks	50,000
EBIDTA $250,000,000
Option to purchase shares Common Stocks	75,000